Expense Example - US Government Plus ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	143	443	766	1,680	243	748	1,280	2,736